Revenues Derived from Major Customers in Percentages of Total Revenue (Detail) (Sales Revenue, Net, Customer Concentration Risk)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Yahoo
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue derived from major customer	15.00%	9.00%	0.00%
Google
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue derived from major customer	9.00%	28.00%	44.00%